DEBT (Outstanding Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Rate	Dec. 31, 2012	May 13, 1994 Rate
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	$ 3,187
2015	3,182
2016	0
2017	0
2018	0
Thereafter	0
Total debt	$ 6,369	$ 9,556
Stated interest rate	8.52%		8.52%